  November 18, 2016

Summary
Prospectus

Victory RS Large Cap Alpha Fund

Class A   GPAFX

Class C   RCOCX

Class R   RCEKX
Class Y   RCEYX

Before you invest, you may want to review the Fund's Statutory Prospectus and Statement of Additional Information, both of which are dated November 18, 2016 and are incorporated by reference into this Summary Prospectus, as they each contain more information about the Fund and its risks.

You can find the Fund's Prospectus and other information about the Fund online at www.VictoryFundLiterature.com

You may also obtain this information at no cost by calling (800) 539-3863 or by sending an e–mail request to VictoryMail@vcm.com.

You may also obtain this information at no cost from your financial intermediary.

RSInvestments.com
800-539-3863

VICTORY RS Large Cap Alpha Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.13%	0.18%	0.28%	0.17%
Total Annual Fund Operating Expenses	0.88%	1.68%	1.28%	0.67%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	-0.02%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.88%	1.68%	1.26%	0.67%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.89%, 1.69%, 1.26%, and 0.68% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$660	$840	$1,035	$1,597
Class C	$271	$530	$913	$1,987
Class R	$128	$402	$698	$1,541
Class Y	$68	$214	$373	$835

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$171	$530	$913	$1,987

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in companies considered by the Adviser to be (at the time of purchase) large-capitalization companies.

A company is considered to be large-capitalization if its market capitalization is at least $5 billion. The Adviser currently expects that the Fund typically will hold between 35 and 50 securities positions. In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's primary benchmark.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Mid-sized Companies Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

VICTORY RS Large Cap Alpha Fund Summary (continued)

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an additional index. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Large Cap Alpha Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on March 30, 2009. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 17.47%

Worst Quarter Third Quarter 2011 -20.78%

VICTORY RS Large Cap Alpha Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	6/1/72
Return Before Taxes		-6.68%	9.07%	7.87%	11.62%
Return After Taxes on Distributions		-9.74%	7.26%	6.79%	8.24%
Return After Taxes on Distributions and Sale of Fund Shares		-1.93%	6.79%	6.11%	8.03%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-3.83%	11.27%	6.16%	N/A1
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	10.22%[2]
CLASS C SHARES	8/7/00	-3.65%	9.26%	7.52%	1.41%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-3.83%	11.27%	6.16%	6.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	4.13%
CLASS R SHARES	5/15/01	-2.38%	9.73%	7.99%	4.68%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-3.83%	11.27%	6.16%	6.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	5.49%
CLASS Y SHARES	5/1/07	-1.82%	10.43%	—	7.07%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-3.83%	11.27%	6.16%	4.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	6.01%

1No since inception return for the Russell 1000® Value Index is shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000® Value Index.

2Since inception return for the S&P 500® Index shown in the table for Class A shares is since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

VICTORY RS Large Cap Alpha Fund Summary (continued)

Investment Team

Tyler Dann II is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Robert J. Harris is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2012.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

The Victory Funds

4900 Tiedeman Road, 4th Floor
Brooklyn, Ohio 44144

VF-RS-LCA-SUMPRO (11/16)